Condensed Statements of Combined Consolidated Operations (Unaudited) - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenues
Affiliate	[1]	$ 168	$ 154	$ 337	$ 302
Third-party		125	121	256	236
Total Revenues		293	275	593	538
Costs and Expenses
Operating and maintenance expenses		109	111	222	210
Imbalance settlement gains and reimbursements		(6)	(11)	(13)	(19)
General and administrative expenses		22	28	46	53
Depreciation and amortization expenses		45	44	89	88
Net loss on asset disposals and impairments		0	0	1	0
Total Costs and Expenses		170	172	345	332
Operating Income		123	103	248	206
Interest and financing costs, net		(45)	(38)	(89)	(75)
Equity in earnings of unconsolidated affiliates		3	1	7	4
Other Income, net		0	0	6	0
Net Earnings		81	66	172	135
Loss attributable to Predecessor		2	6	3	11
Net earnings attributable to noncontrolling interest		0	(6)	0	(16)
Net Earnings Attributable to Partners		83	66	175	130
General partner's interest in net earnings, including incentive distribution rights		(36)	(17)	(68)	(31)
Limited Partners’ Interest in Net Earnings		$ 47	$ 49	$ 107	$ 99
Net Earnings per Limited Partner Unit
Common - basic		$ 0.48	$ 0.60	$ 1.12	$ 1.23
Common - diluted		$ 0.48	$ 0.60	$ 1.12	$ 1.23
Weighted average limited partner units outstanding:
Common units - basic		95.2	80.7	94.4	80.5
Common units - diluted		95.2	80.8	94.4	80.6
Cash distributions paid per unit		$ 0.8100	$ 0.6950	$ 1.5900	$ 1.3625

[1]	Tesoro accounted for 57% of our total revenues for both the three and six months ended June 30, 2016 and 56% of our total revenues for both the three and six months ended June 30, 2015.